7 Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents
7	Cash and cash equivalents

	December 31, 2020	December 31, 2019

Cash and banks	74,033	176,497
Cash equivalents	322,368	2,076,713
Total	396,401	2,253,210

Cash and cash equivalents include cash, bank deposits and high-liquidity short-term financial investments, mainly represented by repurchase agreements (accruing CDI interest rates) and CDBs, whose original maturities or intention of realization are lower than three months, which are convertible into a cash amount and subject to an insignificant risk of change in value.

The average yield of cash equivalents corresponds to 95.82% of CDI in December 2020 (98.02% in December 2019).